Employee Benefit Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Defined Contribution Plan, Cost	$ 1,314	$ 967
Defined Contribution Plan, Tax Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember